Other Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Expenses
Other Expenses

R. Other Expenses

        During the three and nine months ended September 30, 2013, Other expenses were $100.6 million and $106.9 million, respectively, and during the three and nine months ended September 30, 2012, Other expenses were $33.0 million and $46.4 million, respectively. Other expenses for the three and nine months ended September 30, 2013, were primarily impacted by provisions recorded for asset value guarantees of $93.9 million and $100.5 million, respectively. The results for the three and nine months ended September 30, 2012, were primarily impacted by $31.3 million in provisions recorded for asset value guarantees. See Note L—Commitments and Contingencies—Guarantees.

Note H—Other Expenses

        Other expenses for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
	(Dollars in thousands)
Lease charges	1,350	(3,062)	91,216
Effect of derivatives(a)(c)	654	9,808	47,787
Provision for loss on asset value guarantees(b)	31,266	—	—
Charges relating to three notes receivable	—	21,898	—
Provision for loss on finance and sales-type leases	—	23,088	—
Flight equipment rent(c)	18,000	18,000	18,000
Aircraft engine order cancellation	—	20,000	—

	51,270	89,732	157,003

(a)
See Note U—Derivative Financial Instruments for more information on derivative transactions.

(b)
Relating to reserves recorded on three aircraft asset value guarantees.

(c)
Previously presented separately on the Consolidated Income Statement.